PENN SERIES FUNDS, INC.

Penn Mutual Variable Annuity Account III

Diversifier II, Enhanced Credit VA, Inflation Protector VA, Penn Freedom, Pennant Select, Retirement Planner VA, and Smart Foundation VA

Penn Mutual Variable Life Account I

Cornerstone VUL II, Cornerstone VUL IV, Diversified Growth VUL, and Survivorship Growth VUL

Supplement dated December 29, 2014

to the

Currently Effective Prospectus and Statement of Additional Information (“SAI”) for each of the Registrants Listed Above

This supplement provides new and additional information beyond that contained in each Prospectus and SAI listed above and should be read in conjunction with each Prospectus and SAI.

Effective January 1, 2015, Independence Capital Management, Inc. (“ICMI”), the investment adviser to each series of Penn Series Funds, Inc., will change its name to Penn Mutual Asset Management, Inc. (“PMAM”). Accordingly, effective January 1, 2015, all references to ICMI in each Prospectus and SAI listed above and all related documentation are hereby replaced with references to PMAM.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PM6644    12/14